VP Balanced Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Balanced Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses		VP Balanced Fund CLASS I
Management Fees (as a percentage of Assets)		0.90%
Distribution and Service (12b-1) Fees		none
Other Expenses (as a percentage of Assets):		none
Expenses (as a percentage of Assets)		0.90%
Fee Waiver or Reimbursement	[1]	0.08%
Net Expenses (as a percentage of Assets)		0.82%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
VP Balanced Fund | CLASS I | USD ($)	84	273	485	1,095

VP Capital Appreciation Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Capital Appreciation Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP Capital Appreciation Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		1.00%	1.15%
Fee Waiver or Reimbursement	[1]	0.01%	0.01%
Net Expenses (as a percentage of Assets)		0.99%	1.14%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.01 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Capital Appreciation Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	101	317	551	1,223
CLASS II	116	364	632	1,396

VP Growth Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Growth Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP Growth Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	0.15%	0.15%
Net Expenses (as a percentage of Assets)		0.86%	1.01%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	88	295	532	1,212
CLASS II	103	343	613	1,385

VP Income & Growth Fund

American Century Variable Portfolios, Inc. Prospectus and Summary Prospectus Supplement VP Income & Growth Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the statutory prospectus and page 3 of the summary prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

VP International Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP International Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015
The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 5 of the prospectus:
Effective August 7, 2015, Class III and Class IV of the fund are no longer available for purchase.

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - VP International Fund	CLASS I	CLASS II	CLASS III	CLASS IV
Redemption Fee (as a percentage of Amount Redeemed)	none	none	1.00%	1.00%
Exchange Fee (as a percentage of Amount Redeemed)	none	none	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP International Fund		CLASS I	CLASS II	CLASS III	CLASS IV
Management Fees (as a percentage of Assets)		1.33%	1.23%	1.33%	1.23%
Distribution and Service (12b-1) Fees		none	0.25%	none	0.25%
Other Expenses (as a percentage of Assets):		none	none	none	none
Expenses (as a percentage of Assets)		1.33%	1.48%	1.33%	1.48%
Fee Waiver or Reimbursement	[1]	0.31%	0.31%	0.31%	0.31%
Net Expenses (as a percentage of Assets)		1.02%	1.17%	1.02%	1.17%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.31 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP International Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	104	367	677	1,552
CLASS II	119	414	756	1,720
CLASS III	104	367	677	1,552
CLASS IV	119	414	756	1,720

VP Large Company Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Large Company Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP Large Company Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		0.90%	0.80%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		none	none
Expenses (as a percentage of Assets)		0.90%	1.05%
Fee Waiver or Reimbursement	[1]	0.11%	0.11%
Net Expenses (as a percentage of Assets)		0.79%	0.94%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Large Company Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	81	268	480	1,090
CLASS II	96	315	561	1,265

VP Mid Cap Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Mid Cap Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP Mid Cap Value Fund		CLASS I	CLASS II
Management Fees (as a percentage of Assets)		1.00%	0.90%
Distribution and Service (12b-1) Fees		none	0.25%
Other Expenses (as a percentage of Assets):		0.01%	0.01%
Expenses (as a percentage of Assets)		1.01%	1.16%
Fee Waiver or Reimbursement	[1]	0.12%	0.12%
Net Expenses (as a percentage of Assets)		0.89%	1.04%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Mid Cap Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	91	301	538	1,217
CLASS II	106	348	618	1,390

VP Ultra Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Ultra® Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015
The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CLASS I	CLASS II	CLASS III
Redemption Fee (as a percentage of Amount Redeemed) | VP Ultra Fund	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP Ultra Fund		CLASS I	CLASS II	CLASS III
Management Fees (as a percentage of Assets)		1.00%	0.90%	1.00%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses (as a percentage of Assets):		none	none	none
Expenses (as a percentage of Assets)		1.00%	1.15%	1.00%
Fee Waiver or Reimbursement	[1]	0.15%	0.15%	0.15%
Net Expenses (as a percentage of Assets)		0.85%	1.00%	0.85%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.15 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Ultra Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	87	292	527	1,200
CLASS II	102	339	608	1,373
CLASS III	87	292	527	1,200

VP Value Fund

American Century Variable Portfolios, Inc. Prospectus Supplement VP Value Fund
Supplement dated August 1, 2015 ■ Prospectus dated May 1, 2015
The following is added as the second paragraph of the Purchase and Sale of Fund Shares section on page 4 of the prospectus:
Effective August 7, 2015, Class III of the fund is no longer available for purchase.

The following replaces the tables in the Fees and Expenses section on page 2 of the prospectus:
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	CLASS I	CLASS II	CLASS III
Redemption Fee (as a percentage of Amount Redeemed) | VP Value Fund	none	none	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VP Value Fund		CLASS I	CLASS II	CLASS III
Management Fees (as a percentage of Assets)		0.96%	0.86%	0.96%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses (as a percentage of Assets):		none	none	none
Expenses (as a percentage of Assets)		0.96%	1.11%	0.96%
Fee Waiver or Reimbursement	[1]	0.18%	0.18%	0.18%
Net Expenses (as a percentage of Assets)		0.78%	0.93%	0.78%
[1]	Effective August 1, 2015, the advisor has agreed to waive 0.18 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2017 and cannot terminate it prior to such date without the approval of the Board of Directors.

Expense Example - VP Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
CLASS I	80	274	500	1,149
CLASS II	95	322	581	1,323
CLASS III	80	274	500	1,149